Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Peru and Global Exposure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 28.5%
Banco BBVA Peru SA	7,222,135	$3,013,422
Credicorp Ltd.	161,530	34,213,669
Intercorp Financial Services Inc.	110,804	3,834,927
		41,062,018
Broadline Retail — 2.5%
Falabella SA	768,860	3,668,451
Construction Materials — 1.8%
Cementos Pacasmayo SAA	2,185,254	2,542,152
Consumer Staples Distribution & Retail — 1.8%
InRetail Peru Corp.(a)	95,932	2,590,164
Diversified Consumer Services — 2.7%
Laureate Education Inc.(b)	172,269	3,876,052
Electric Utilities — 2.2%
Interconexion Electrica SA ESP	671,061	3,120,312
Food Products — 1.1%
Casa Grande SAA	489,328	1,581,989
Health Care Providers & Services — 1.4%
Auna SA, Class A(b)	310,128	1,984,819
Metals & Mining — 48.4%
Cia. de Minas Buenaventura SAA, ADR	439,566	6,584,699
Corp. Aceros Arequipa SA, NVS	2,418,623	715,104
Fortuna Mining Corp.(b)	655,717	3,836,782
Hochschild Mining PLC	1,732,962	6,441,999
MMG Ltd.(b)	9,144,000	3,366,958
Pan American Silver Corp.	146,990	3,584,913
Sociedad Minera Cerro Verde SAA	67,554	2,702,160
Southern Copper Corp.	350,617	31,874,580
Triple Flag Precious Metals Corp.	198,557	4,350,646
Volcan Cia. Minera SAA, Class B, NVS(b)	36,686,076	2,057,855
Security	Shares	Value
Metals & Mining (continued)
Wheaton Precious Metals Corp.	48,816	$4,229,759
		69,745,455
Real Estate Management & Development — 2.4%
Parque Arauco SA	1,695,476	3,512,231
Trading Companies & Distributors — 3.0%
Ferreycorp SAA	4,814,910	4,270,814
Transportation Infrastructure — 0.9%
Inversiones Portuarias Chancay SAA, NVS(b)	31,864,556	1,311,933
Wireless Telecommunication Services — 1.7%
Empresa Nacional de Telecomunicaciones SA	820,336	2,394,699
Total Long-Term Investments — 98.4% (Cost: $135,625,982)		141,661,089
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	300,000	300,000
Total Short-Term Securities — 0.2% (Cost: $300,000)		300,000
Total Investments — 98.6% (Cost: $135,925,982)		141,961,089
Other Assets Less Liabilities — 1.4%		2,003,284
Net Assets — 100.0%		$143,964,373

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$90,000	$210,000 (a)	$—	$—	$—	$300,000	300,000	$5,675	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	37	06/20/25	$2,126	$(21,555)

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Peru and Global Exposure ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$131,852,132	$9,808,957	$—	$141,661,089
Short-Term Securities
Money Market Funds	300,000	—	—	300,000
	$132,152,132	$9,808,957	$—	$141,961,089
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(21,555)	$—	$—	$(21,555)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares